Transactions with Related Parties (Details Narrative)	6 Months Ended	12 Months Ended
	Jul. 03, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 21, 2016 USD ($)	Dec. 31, 2012 EUR (€)	Aug. 03, 2018	Jul. 06, 2018	Dec. 31, 2014
Augustea Technoservices Ltd. and affiliates [Member]
Related Party Transaction [Line Items]
Vessels acquired									16
Songa Vessels [Member]
Related Party Transaction [Line Items]
Vessels acquired										15
Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors		3	3
Voting percentage		33.00%	33.00%
Euro Member Countries, Euro
Related Party Transaction [Line Items]
Foreign Currency Exchange Rate, Translation		1.14
Interchart [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Monthly lump sum fee		$ 345,000		$ 315,000		$ 325,000
Expiration date of agreement		Dec. 31, 2021	Dec. 31, 2021
Management [Member]
Related Party Transaction [Line Items]
Consultancy fees		$ 537,000
Management [Member] | Non - Employee Directors [Member]
Related Party Transaction [Line Items]
Consultancy fees		15,000
Management [Member] | Chairman of Audit Committee [Member]
Related Party Transaction [Line Items]
Consultancy fees		15,000
Management [Member] | Audit Committee Member [Member]
Related Party Transaction [Line Items]
Consultancy fees		7,500
Management [Member] | Attendance Of Meetings [Member]
Related Party Transaction [Line Items]
Consultancy fees		5,000
Combine Marine Ltd [Member]
Related Party Transaction [Line Items]
Rent expense per month		$ 2,900
Lease expiration date		January 2024	January 2024
Combine Marine Ltd [Member] | Euro Member Countries, Euro
Related Party Transaction [Line Items]
Rent expense per month | €								€ 2,500
Alma Properties [Member]
Related Party Transaction [Line Items]
Rent expense per month							$ 300
Lessee, Operating Lease, Term of Contract							6 years
Alma Properties [Member] | Euro Member Countries, Euro
Related Party Transaction [Line Items]
Rent expense per month | €			€ 300
Oaktree Shareholder Agreement [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors		9	9
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 40% ore more [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors		4	4
Oaktree Shareholder Agreement [Member] | Beneficial Ownershio of 25% or more but less than 40% [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors		3	3
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 15% or more but less than 25% [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors		2	2
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 5% or more but less than 15% [Member] | Oaktree Capital Management L.P. [Member]
Related Party Transaction [Line Items]
Number of directors		1	1
Starocean [Member]
Related Party Transaction [Line Items]
Ownership percentage		25.00%
Equity method investment		$ 152,000		$ 128,000
Starocean [Member] | Held By Local Entrepreneurs [Member]
Related Party Transaction [Line Items]
Ownership percentage		75.00%
Eagle Bulk [Member]
Related Party Transaction [Line Items]
Charter-out hire daily rate		$ 39,300
Eagle Bulk [Member] | First Vessel [Member]
Related Party Transaction [Line Items]
Charter-in hire daily rate						$ 16,300
Operating Lease, Weighted Average Remaining Lease Term						2 months
Eagle Bulk [Member] | Second Vessel [Member]
Related Party Transaction [Line Items]
Charter-in hire daily rate						$ 15,800
Operating Lease, Weighted Average Remaining Lease Term						2 months
Piraeus Bank S. A. [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,350,000
Maturity date	September 2021
CCL Pool [Member]
Related Party Transaction [Line Items]
Ownership percentage					25.00%
Debt Conversion, Converted Instrument, Amount		$ 125,000			$ 125,000
Interchart [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											33.00%